ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2020 and 2019:

	As of September 30,
	2020	2019
Accounts receivable, gross	$33,413,662	$27,034,192
Less: allowance for doubtful accounts	(2,020,373)	(1,919,152)
Accounts receivable, net	$31,393,289	$25,115,040

There were no bad debt expense and bad debt write-off recorded by the Company during the years ended September 30, 2020 and 2019.

As of September 30, 2020, the Company pledged accounts receivable of $1,829,454 to secure banking facilities granted to the Company.

Changes of allowance for doubtful accounts for the years ended September 30, 2020 and 2019 are as follow:

	As of September 30,
	2020	2019
Beginning balance	$1,919,152	$1,997,310
Exchange difference	101,221	(78,158)
Ending balance	$2,020,373	$1,919,152